UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,  D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended:	March 31, 2005

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
	[   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:	Arbor Capital Management, LLC
Address:	One Financial Plaza
	120 S. Sixth St., Ste. 1000
	Minneapolis, MN  55402

Form 13F File No:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:	Rick D. Leggott
Title:	CEO
Phone:	(612) 317-2950

Signature, Place, and Date of Signing:

/s/ Rick D. Leggott	Minneapolis, MN	4/1/2005
(Signature)	(City/State)	(Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	75

Form 13F Information Table Value Total:	1,105,866

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3D SYSTEMS CORP                COM              88554D205     5429   287700 SH       SOLE                   210400             77300
A.S.V. INC.                    COM              001963107    15101   380900 SH       SOLE                   294500             86400
ADVANCED NEUROMODULATION SYS C COM              00757T101    12360   461013 SH       SOLE                   357210            103803
ADVISORY BOARD CO              COM              00762W107    26290   601600 SH       SOLE                   465600            136000
ALLSCRIPTS HEALTHCARE SOLUTION COM              01988P108    14978  1047400 SH       SOLE                   804000            243400
ALTIRIS INC COM                COM              02148M100     6702   281000 SH       SOLE                   218400             62600
AMERICAN HEALTHWAYS INC        COM              02649V104    21836   661300 SH       SOLE                   510800            150500
AMERICAN MEDICAL SYSTEMS HOLDI COM              02744M108     6353   369800 SH       SOLE                   280300             89500
AMERICAN PHARMACEUTICALS       COM              02886P109    11288   218176 SH       SOLE                   165901             52275
ANGIODYNAMICS INC              COM              03475V101     8396   458800 SH       SOLE                   348700            110100
ARTHROCARE CORP                COM              043136100    18873   662200 SH       SOLE                   511100            151100
BJ's RESTAURANTS, INC.         COM              09180c106    12127   625400 SH       SOLE                   482900            142500
BLACKBOARD INC                 COM              091935502    12621   723700 SH       SOLE                   555600            168100
BLUE NILE INC                  COM              09578R103     6470   234000 SH       SOLE                   179900             54100
BONE CARE INTERNATIONAL INC    COM              098072101    26817  1033800 SH       SOLE                   796100            237700
BRIGHT HORIZONS FAMILY SOLUTIO COM              109195107    22363   662800 SH       SOLE                   508656            154144
C H ROBINSON WORLDWIDE INC     COM              12541W100    12367   240000 SH       SOLE                   185000             55000
CHARLES RIVER ASSOCIATES INC   COM              159852102    19888   403000 SH       SOLE                   309500             93500
COGNIZANT TECHNLGY SLTNS CORP  COM              192446102    22952   496800 SH       SOLE                   384500            112300
COLOR KINETICS INC             COM              19624P100     6576   652400 SH       SOLE                   500900            151500
CONNETICS CORP                 COM              208192104    22129   875000 SH       SOLE                   669600            205400
CORPORATE EXECUTIVE BRD CO     COM              21988R102    22005   344100 SH       SOLE                   264615             79485
COSTAR GROUP INC               COM              22160N109     6788   184200 SH       SOLE                   141900             42300
DICK'S SPORTING GOODS INC      COM              253393102    19515   531300 SH       SOLE                   410000            121300
DOLBY LABORATORIES INC-CL A    COM              25659T107     2947   125400 SH       SOLE                    94500             30900
ENCORE CAP GROUP INC           COM              292554102    12333   847600 SH       SOLE                   650800            196800
EPICOR SOFTWARE CORP           COM              29426L108    15848  1213200 SH       SOLE                   935900            277300
F5 NETWORKS INC                COM              315616102    16293   322700 SH       SOLE                   249200             73500
FACTSET RESH SYS INC           COM              303075105    20763   628999 SH       SOLE                   484829            144170
FORMFACTOR INC                 COM              346375108    20568   908500 SH       SOLE                   697800            210700
GREENFIELD ONLINE              COM              395150105    25857  1315900 SH       SOLE                  1022700            293200
GUITAR CENTER INC              COM              402040109    17091   311700 SH       SOLE                   239300             72400
INFOCROSSING INC               COM              45664X109     9393   593000 SH       SOLE                   457300            135700
INPHONIC INC                   COM              45772G105     6676   293900 SH       SOLE                   226900             67000
INVESTORS FINL SVCS CORP DEL   COM              461915100    10486   214400 SH       SOLE                   164920             49480
IPAYMENT INC COM               COM              46262E105    21788   516298 SH       SOLE                   397000            119298
JOS A BANK CLOTHIERS           COM              480838101    19992   682325 SH       SOLE                   525800            156525
KFORCE INC                     COM              493732101    12423  1130400 SH       SOLE                   872500            257900
KNIGHT TRANSPORT INC           COM              499064103    12448   504563 SH       SOLE                   391463            113100
KRONOS                         COM              501052104    17541   343200 SH       SOLE                   264400             78800
LASERSCOPE                     COM              518081104    33924  1068800 SH       SOLE                   819900            248900
LIFE TIME FITNESS INC.         COM              53217R207     8013   297000 SH       SOLE                   229300             67700
LIFECELL CORPORATION           COM              531927101    17978  2020000 SH       SOLE                  1553600            466400
LIGAND PHARMACEUTICALS - CL B  COM              53220K207      103    17900 SH       SOLE                    17900
LOJACK CORPORATION             COM              539451104     8740   634700 SH       SOLE                   487200            147500
MATRIA HEALTHCARE INC          COM              576817209     9641   313950 SH       SOLE                   244000             69950
MERGE TECHNOLOGIES INC.        COM              589981109     9158   521800 SH       SOLE                   421100            100700
MTC TECHNOLOGIES INC.          COM              55377A106    20023   616100 SH       SOLE                   474600            141500
O REILLY AUTOMOTIVE INC        COM              686091109    20634   416600 SH       SOLE                   319800             96800
OPEN SOLUTIONS INC             COM              68371P102    17020   858300 SH       SOLE                   660000            198300
P F CHANGS CHINA BISTRO INC    COM              69333Y108    16529   276400 SH       SOLE                   212094             64306
PALOMAR MED TECHNOLOGIES INC   COM              697529303    19413   719800 SH       SOLE                   552500            167300
PARKERVISION INC               COM              701354102     6772   863800 SH       SOLE                   670900            192900
PROVIDE COMMERCE INC           COM              74373W103    21152   732400 SH       SOLE                   564100            168300
PROVIDENCE SVC CORP            COM              743815102    17481   751700 SH       SOLE                   578300            173400
RAE SYSTEMS INC                COM              75061P102     5452  1775800 SH       SOLE                  1363100            412700
RED ROBIN GOURMET BURGERS      COM              75689M101    19891   390700 SH       SOLE                   301500             89200
RESMED INC                     COM              761152107    20067   355800 SH       SOLE                   272800             83000
RIGHTNOW TECHNOLOGIES INC      COM              76657R106     8922   727700 SH       SOLE                   558700            169000
Russell 2000 I Shares          COM              464287655      214     1750 SH       SOLE                                       1750
SAFENET INC                    COM              78645R107    16842   574600 SH       SOLE                   445300            129300
SALIX PHARMACEUTICALS LTD      COM              795435106    12006   728050 SH       SOLE                   558850            169200
SHUFFLE MASTER INC             COM              825549108     8784   303300 SH       SOLE                   246300             57000
SRA INTL INC CL A              COM              78464R105    18434   305955 SH       SOLE                   236155             69800
STAMPS.COM INC                 COM              852857200    21130  1272900 SH       SOLE                   982600            290300
STRATASYS INC                  COM              862685104     7587   267800 SH       SOLE                   203800             64000
SYMMETRICOM INC.               COM              871543104    18897  1704000 SH       SOLE                  1304400            399600
THOMAS NELSON INC.             COM              640376109    15101   638500 SH       SOLE                   491500            147000
TRIMBLE NAVIGATION LTD         COM              896239100    13940   412300 SH       SOLE                   316200             96100
ULTIMATE SOFTWARE GROUP INC    COM              90385D107    15737   984800 SH       SOLE                   752200            232600
VERINT SYS INC                 COM              92343X100    20408   584101 SH       SOLE                   447801            136300
VOLTERRA SEMICONDUCTOR CORP    COM              928708106     5964   441800 SH       SOLE                   340900            100900
WEBSIDESTORY                   COM              947685103     9621   785400 SH       SOLE                   603000            182400
WITNESS SYSTEMS INC            COM              977424100    26353  1501600 SH       SOLE                  1155000            346600
WRIGHT MEDICAL GROUP INC.      COM              98235T107    11268   469500 SH       SOLE                   360300            109200